EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communications - 20.6%
Digital Media - 14.0%
Alphabet, Inc. - Class A	5,480	$ 1,708,445
Meta Platforms, Inc. - Class A	1,798	1,165,427
		2,873,872
Entertainment - 6.6%
Netflix, Inc. (a)	8,100	779,544
Roblox Corporation - Class A (a)	8,465	581,207
		1,360,751
Consumer Discretionary - 17.6%
E-Commerce - 14.3%
Amazon.com, Inc. (a)	7,440	1,562,400
MercadoLibre, Inc. (a)	228	400,728
Sea Ltd. - ADR (a)	6,166	668,703
Shopify, Inc. - Class A (a)	2,702	326,213
		2,958,044
Leisure & Travel Services - 3.3%
Viking Holdings Ltd. (a)	8,650	674,873

Financials - 8.2%
Financial Services - 8.2%
Affirm Holdings, Inc. - Class A (a)	7,882	370,296
Tradeweb Markets, Inc. - Class A	5,270	649,554
Visa, Inc. - Class A	2,075	664,291
		1,684,141
Health Care - 13.9%
Biotechnology - 5.4%
Krystal Biotech, Inc. (a)	4,025	1,109,451

Medical Technology - 5.1%
Abbott Laboratories	4,840	563,134
PROCEPT BioRobotics Corporation (a)	21,451	486,723
		1,049,857
Pharmaceuticals - 3.4%
Ascendis Pharma A/S - ADR (a)	2,986	697,231

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 9.8%
Defense IT & Services - 9.8%
AeroVironment, Inc. (a)	929	$ 234,340
Axon Enterprise, Inc. (a)	1,613	874,891
CACI International, Inc. - Class A (a)	1,480	903,052
		2,012,283
Technology - 27.0%
Application Software - 5.7%
Cellebrite DI Ltd. (a)	59,349	791,716
Samsara, Inc. - Class A (a)	13,510	390,439
		1,182,155
Infrastructure Software - 4.9%
Microsoft Corporation	2,585	1,015,233

IT Security - 4.3%
Palo Alto Networks, Inc. (a)	3,087	459,716
Rubrik, Inc. - Class A (a)	8,053	418,434
		878,150
Semiconductors - 12.1%
Broadcom, Inc.	4,260	1,361,283
Micron Technology, Inc.	2,725	1,123,708
		2,484,991

Total Common Stocks (Cost $17,117,069)		$ 19,981,032

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (b) (Cost $439,911)	439,911	$ 439,911

Investments at Value - 99.2% (Cost $17,556,980)		$ 20,420,943

Other Assets in Excess of Liabilities - 0.8%		156,519

Net Assets - 100.0%		$ 20,577,462

A/S	- Aktieselskab
ADR	- American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.